Net Income Per Share	6 Months Ended
Jun. 30, 2020
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income per share
19.	Net income per share
Basic and diluted net income per share for the six months ended June 30, 2019 and 2020, are calculated as follows:

	For the six months ended June 30,
	2019	2020
	RMB	RMB
Numerator:
Net income	185,261	377,984

Numerator for basic and diluted net income per share	185,261	377,984

Denominator:
Denominator for basic calculation—weighted average number of Class A and Class B ordinary shares outstanding	210,426,174	220,766,682
—Diluted effect of share options	14,345,621	12,566,186
—Diluted effect of restricted share units	3,012,224	2,850,513

Denominator for diluted calculation	227,784,019	236,183,381

Net income per ADS*
—Basic	0.88	1.71
—Diluted	0.81	1.60

Net income per ordinary share
—Basic	0.88	1.71
—Diluted	0.81	1.60

*	Each ADS represents one Class A ordinary share.

Douyu [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income per share
9.	Net income per share and net income attributable to ordinary shareholders
The Group’s convertible redeemable preferred shares are participating securities as the preferred shares participate in undistributed earnings on an as-if
converted basis.
For the six months ended June 30, 2019, the Group used the
two-class
method of computing basic earnings per share. Under this method, net income applicable to holders of ordinary shares is allocated on a pro-rata
basis to the ordinary and preferred shares to the extent that each class may share in income for the period had it been distributed. Diluted net income per share for the six months ended June 30, 2019 is computed using as-if-converted
method and assumes the vest of restricted share units using the treasury stock method as this method is more dilutive than the two-class
method.
Upon the consummation of the Company’s IPO on October July 17, 2019, the convertible redeemable preferred shares were automatically converted into ordinary shares. The two-class
method of computing earnings per share ceased to apply on the conversion date.
Basic and diluted net income per share for each of the year presented were calculated as follows:

	Six months ended June 30,
	2019	2020
	RMB	RMB
Basic net income per share calculation
Numerator:
Net income attributable to DouYu Holdings Limited shareholders	42,791,087	596,495,450
Amounts allocated to convertible redeemable preferred shares for participating rights to dividends	(30,454,311)	—

Net income attributable to ordinary shareholders for computing basic net income per share	12,336,776	596,495,450

Denominator:
Weighted average number of ordinary shares used in computing basic income per ordinary share	8,063,790	31,838,618

Basic net income per ordinary share	1.53	18.73

Diluted net income per share calculation
Numerator:
Net income attributable to ordinary shareholders of DouYu Holdings Limited	12,336,776	596,495,450
Add: undistributed earnings allocated to participating securities	30,454,311	—

Net income attributable to ordinary shareholders for computing diluted net income per ordinary share	42,791,087	596,495,450

Denominator:
Weighted average number of ordinary shares used in computing basic income per ordinary share	8,063,790	31,838,618
Add: conversion of convertible redeemable preferred shares into ordinary shares	19,906,105	—
Restricted Share Units	1,373,846	1,081,472

Weighted average ordinary shares used in computing diluted income per ordinary share	29,343,741	32,920,090

Diluted net income per ordinary share	1.46	18.12